Janus Henderson Triton Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY <br/><br/>Janus Henderson Triton Fund
INVESTMENT OBJECTIVE
Janus Henderson Triton Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 100 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES<br/>(fees paid directly from your investment)
Shareholder Fees - Janus Henderson Triton Fund - Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson Triton Fund - Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none	0.50%	none
Other Expenses	0.41%	0.12%	0.27%	0.11%	0.02%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.30%	1.76%	1.16%	0.75%	0.66%	1.41%	0.91%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson Triton Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	700	963	1,247	2,053
Class C Shares	Class C Shares	279	554	954	2,073
Class S Shares	Class S Shares	118	368	638	1,409
Class I Shares	Class I Shares	77	240	417	930
Class N Shares	Class N Shares	67	211	368	822
Class R Shares	Class R Shares	144	446	771	1,691
Class T Shares	Class T Shares	93	290	504	1,120

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson Triton Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	700	963	1,247	2,053
Class C Shares	Class C Shares	179	554	954	2,073
Class S Shares	Class S Shares	118	368	638	1,409
Class I Shares	Class I Shares	77	240	417	930
Class N Shares	Class N Shares	67	211	368	822
Class R Shares	Class R Shares	144	446	771	1,691
Class T Shares	Class T Shares	93	290	504	1,120

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing at least 50% of its equity assets in small- and medium-sized companies. The Fund may also invest in larger companies with strong growth potential. Small- and medium-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2500® Growth Index at the time of initial purchase. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2018, they ranged from approximately $70 million to $27.99 billion. The Fund may invest in shares of companies through initial public offerings.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

Foreign Exposure Risk.  The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 24.76% Worst Quarter: 4th Quarter 2018 – 19.71%
Average Annual Total Returns (periods ended 12/31/18)
Average Annual Total Returns - Janus Henderson Triton Fund - Class A, C, S, I, N, R, T Shares	Average Annual Return, Column Name	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		(5.26%)	8.02%	16.79%	11.72%	Feb. 25, 2005
Class T Shares | Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		(7.00%)	6.36%	15.56%	10.55%	Feb. 25, 2005
Class T Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.14%)	6.09%	14.14%	9.68%	Feb. 25, 2005
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[2]	(10.93%)	6.52%	15.88%	11.04%	Feb. 25, 2005
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[3]	(6.91%)	7.10%	15.77%	10.75%	Feb. 25, 2005
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		(5.49%)	7.75%	16.48%	11.40%	Feb. 25, 2005
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		(5.13%)	8.17%	16.79%	11.72%	Feb. 25, 2005
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		(5.04%)	8.27%	16.79%	11.72%	Feb. 25, 2005
Class R Shares | Return Before Taxes	Class R Shares	Return Before Taxes		(5.74%)	7.47%	16.22%	11.15%	Feb. 25, 2005
Russell 2500™ Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2500<sup>TM</sup> Growth Index		(7.47%)	6.19%	14.76%	8.56%	Feb. 25, 2005
Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000<sup>®</sup> Growth Index		(9.31%)	5.13%	13.52%	7.81%	Feb. 25, 2005
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the Russell 2500TM Growth Index. The Fund also compares its performance to the Russell 2000® Growth Index. The indices are described below.
  The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.
  The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.